Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Risk-free interest rate	2.45%	1.14%	0.39%
Trading days per year		252 years	252 years
Expected volatility	3.70%	12.30%	34.40%
Exercise price	$ 11.5	$ 11.5	$ 11.5
Stock Price	$ 10.09	$ 10	$ 10.19